INVENTORIES - Schedule of Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Classes of current inventories [abstract]
Product inventories	$ 26.6	$ 23.8
Work in process	9.9	9.0
Ore stockpiles	168.5	142.8
Materials and supplies	96.5	89.7
Inventories	301.5	265.3
Less: non-current ore stockpiles included in other non-current assets (Note 21)	(149.4)	(131.9)
Current inventories	$ 152.1	$ 133.4